N-4	Apr. 26, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-15
Entity Central Index Key	0001755596
Entity Investment Company Type	N-4
Document Period End Date	Apr. 26, 2024
Amendment Flag	false
Nationwide Advisory Retirement Income Annuity - New York | JointOptionfortheNationwideLifetimeIncomeRiderPlusEmpireMember
Prospectus:
Operation of Benefit [Text Block]	This Rate Sheet Supplement ("Supplement") should be read and retained with the prospectus for Nationwide Advisory Retirement Income AnnuitySM New York. This Supplement replaces and supersedes any previous Rate Sheet Supplement and must be used in conjunction with the prospectus. If you need another copy of the prospectus, please contact the Service Center at 1-866-667-0561.Nationwide is issuing this Supplement to provide the current:•Lifetime Withdrawal Percentages, Roll-up Interest Rate, and Roll-up Crediting Period for the Nationwide Lifetime Income Rider Plus Empire Advisory and Joint Option for the Nationwide Lifetime Income Rider Plus Empire AdvisoryThe Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages provided below apply to applications signed on or after May 1, 2024.It is important that you have the most current Rate Sheet Supplement as of the date you sign the application. This Supplement has no specified end date and can be superseded at any time. If Nationwide supersedes this Supplement with a new Rate Sheet Supplement, the new Rate Sheet Supplement will be filed a minimum of 10 business days prior to its effective date.If your application is signed on or after the date shown above, and a new Rate Sheet Supplement is filed with an effective date on or before the date the contract is issued, then based on the optional benefit elected the following will apply:•If the Roll-up Interest Rate increased, then the higher Roll-up Interest Rate in effect on the date the contract is issued will be applied to the contract.•If the applicable Lifetime Withdrawal Percentages increased, then the higher Lifetime Withdrawal Percentages in effect on the date the contract is issued will be applied to the contract.•However, if the Roll-up Interest Rate decreased, or any applicable Lifetime Withdrawal Percentages decreased, then the Roll-up Interest Rate and Lifetime Withdrawal Percentages in effect on the date the application is signed will be applied to the contract.Note: The rate comparison process described above does not include consideration of any change in the Roll-up Crediting Period. Therefore, for example, if both the Roll-up Interest Rate increased and the applicable Lifetime Withdrawal Percentages increased, but the Roll-up Crediting Period decreased, then the higher Roll-up Interest Rate, higher Lifetime Withdrawal Percentages, and shorter Roll-up Crediting Period in effect on the date the contract is issued will be applied to the contract.If your application was signed before the date shown above, please refer to your contract for the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable to your contract, or contact the Service Center.All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/nw/naria-ny/index.php or on the EDGAR system at www.sec.gov (file number: 333-227780).Nationwide Lifetime Income Rider Plus Empire Advisory and Joint Option for the Nationwide Lifetime Income Rider Plus Empire Advisory
Roll-up Interest Rate	Roll-up Crediting Period
6%	10 Years
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Plus Empire's Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Plus Empire's Lifetime Withdrawal Percentages*
50 through 54	3.50%	3.05%
55 through 59	4.00%	3.55%
60 through 64	4.50%	4.00%
65 through 69	5.80%	5.30%
70 through 74	6.25%	5.75%
75 through 79	6.75%	6.25%
80 through 84	7.40%	6.90%
85 through 89	8.15%	7.65%
90 through 94	9.15%	8.65%
95 and older	10.45%	9.95%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 95.
Nationwide Advisory Retirement Income Annuity - New York | NationwideLifetimeIncomeRiderPlusEmpireMember
Prospectus:
Operation of Benefit [Text Block]	This Rate Sheet Supplement ("Supplement") should be read and retained with the prospectus for Nationwide Advisory Retirement Income AnnuitySM New York. This Supplement replaces and supersedes any previous Rate Sheet Supplement and must be used in conjunction with the prospectus. If you need another copy of the prospectus, please contact the Service Center at 1-866-667-0561.Nationwide is issuing this Supplement to provide the current:•Lifetime Withdrawal Percentages, Roll-up Interest Rate, and Roll-up Crediting Period for the Nationwide Lifetime Income Rider Plus Empire Advisory and Joint Option for the Nationwide Lifetime Income Rider Plus Empire AdvisoryThe Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages provided below apply to applications signed on or after May 1, 2024.It is important that you have the most current Rate Sheet Supplement as of the date you sign the application. This Supplement has no specified end date and can be superseded at any time. If Nationwide supersedes this Supplement with a new Rate Sheet Supplement, the new Rate Sheet Supplement will be filed a minimum of 10 business days prior to its effective date.If your application is signed on or after the date shown above, and a new Rate Sheet Supplement is filed with an effective date on or before the date the contract is issued, then based on the optional benefit elected the following will apply:•If the Roll-up Interest Rate increased, then the higher Roll-up Interest Rate in effect on the date the contract is issued will be applied to the contract.•If the applicable Lifetime Withdrawal Percentages increased, then the higher Lifetime Withdrawal Percentages in effect on the date the contract is issued will be applied to the contract.•However, if the Roll-up Interest Rate decreased, or any applicable Lifetime Withdrawal Percentages decreased, then the Roll-up Interest Rate and Lifetime Withdrawal Percentages in effect on the date the application is signed will be applied to the contract.Note: The rate comparison process described above does not include consideration of any change in the Roll-up Crediting Period. Therefore, for example, if both the Roll-up Interest Rate increased and the applicable Lifetime Withdrawal Percentages increased, but the Roll-up Crediting Period decreased, then the higher Roll-up Interest Rate, higher Lifetime Withdrawal Percentages, and shorter Roll-up Crediting Period in effect on the date the contract is issued will be applied to the contract.If your application was signed before the date shown above, please refer to your contract for the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable to your contract, or contact the Service Center.All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/nw/naria-ny/index.php or on the EDGAR system at www.sec.gov (file number: 333-227780).Nationwide Lifetime Income Rider Plus Empire Advisory and Joint Option for the Nationwide Lifetime Income Rider Plus Empire Advisory
Roll-up Interest Rate	Roll-up Crediting Period
6%	10 Years
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Plus Empire's Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Plus Empire's Lifetime Withdrawal Percentages*
50 through 54	3.50%	3.05%
55 through 59	4.00%	3.55%
60 through 64	4.50%	4.00%
65 through 69	5.80%	5.30%
70 through 74	6.25%	5.75%
75 through 79	6.75%	6.25%
80 through 84	7.40%	6.90%
85 through 89	8.15%	7.65%
90 through 94	9.15%	8.65%
95 and older	10.45%	9.95%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 95.